INFORMATION REQUIRED IN PROXY STATEMENT

                            SCHEDULE 14A INFORMATION

                  Proxy Statement Pursuant to Section 14(a) of
                      the Securities Exchange Act of 1934


Filed by the registrant       /x/
Filed by a party other than the registrant        / /
Check the appropriate box:

/ /  Preliminary proxy statement

/x/  Definitive proxy statement

/ /  Definitive additional materials

/ /  Soliciting material pursuant to Rule 14a-11(c) or Rule 14a-12


                   THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-11
- - ------------------------------------------------------------------------------
                (Name of Registrant as Specified in its Charter)


                   THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-11
- - ------------------------------------------------------------------------------
                   (Name of Person(s) Filing Proxy Statement)


Payment of filing fee (Check the appropriate box):

/x/  $125 per Exchange Act Rule 0-11(c)(1)(ii), 14a-6(i)(1), or Rule
     14a-6(i)(2).

/ /  $500 per each party per Exchange Act Rule 14a-6(i)(3), or Rule
     14a-6(i)(2).

/ / Fee computed on table below per Exchange Act Rules 14a-6(i)(4) and 0-11.

                   THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-11
                             30 Scranton Office Park
                           Moosic, Pennsylvania 18507

                     Notice of Meeting -- November 22, 1996
                  To Persons Having Voting Rights in Respect of
                   THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-11

                      ------------------------------------

     You are hereby notified that pursuant to the Rules and Regulations of The Prudential Variable Contract Account-11 ("VCA-11"), a meeting of persons having voting rights in respect of VCA-11 will be held at the offices of The Prudential Insurance Company of America, 751 Broad Street, 4th Floor, Executive Conference Room, Newark, New Jersey 07102 on November 22, 1996, at 9:30 A.M. (New York time) for the following purposes:

     1. To elect certain Members of The Prudential Variable Contract Account-11 Committee (the "Committee"), each of whom shall serve for an indefinite term;

     2. To approve or disapprove certain changes to VCA-11's fundamental investment restrictions;

     3. To ratify or reject the selection of Price Waterhouse LLP as the independent public accountant for VCA-11;

     4. To approve or disapprove proposed amendments to the Rules and Regulations of VCA-11 eliminating the need for certain meetings of persons having voting rights; and

     5. To consider and transact such other business as may properly come before the meeting in accordance with the Rules and Regulations of VCA-11.

     In accordance with the Rules and Regulations of VCA-11, the number of votes entitled to be cast was determined as of September 13, 1996. Only those persons who had VCA-11 voting rights as of September 13, 1996 are entitled to notice of, and to vote at, the meeting. If you plan to attend the meeting and would like directions, you may obtain them by calling 1-800-458-6333.

         WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, YOU ARE REQUESTED TO SPECIFY YOUR CHOICES AND SIGN, DATE AND RETURN THE ENCLOSED PROXY AS SOON AS POSSIBLE IN THE ENCLOSED SELF-ADDRESSED ENVELOPE WHICH REQUIRES NO

         POSTAGE. IF YOU DO ATTEND THE MEETING, YOU MAY REVOKE
         THE PROXY AND VOTE IN PERSON.

                                            By order of the Committee

September 23, 1996                          Thomas A. Early
                                            Secretary to the Committee

                   THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-11

                          MEETING -- NOVEMBER 22, 1996

                                 PROXY STATEMENT

     The accompanying Proxy is solicited on behalf of the Committee of The Prudential Variable Contract Account-11 ("VCA-11" or the "Account") and will be voted at the meeting of persons having voting rights in respect of VCA-11 to be held November 22, 1996 and at any adjournment thereof. Each Proxy may be revoked at any time before its exercise by written revocation addressed to the Secretary of The Prudential Variable Contract Account-11 Committee, c/o Prudential Retirement Services, 30 Scranton Office Park, Moosic, PA 18507, and any person having voting rights who attends the meeting may vote in person whether or not he or she has previously executed a Proxy.

     This solicitation is being made by use of the mails, but also may be made by telephone, telegraph or personal interview, and the cost will be borne by The Prudential Insurance Company of America ("Prudential"), whose principal business address is 751 Broad Street, Newark, NJ 07102. As explained below, Prudential makes a charge for providing administrative services to VCA-11, including this solicitation. The approximate date on which this Statement and the accompanying Proxy will first be sent to each person having VCA-11 voting rights is September 23, 1996.

     There are [___] votes eligible to be cast by persons having VCA-11 voting rights. Each person who had such rights on September 13, 1996, is entitled to vote, and is entitled to the number of votes and fractions thereof equal to the number of dollars and fractions thereof as of September 13, 1996, in his individual accumulation account in VCA-11 or in the accumulation accounts under a contract issued in connection with deferred compensation plans established under Section 457 of the Internal Revenue Code of 1986, as amended. Prudential is entitled to vote the number of votes and fractions thereof equal to $_______ of its own funds invested in VCA-11 as of September 13, 1996, which represents __% of the Account. Prudential will cast its votes in the same proportions as all other votes represented at the meeting in person or by proxy.

                    INVESTMENT MANAGEMENT AND ADMINISTRATION

     Prudential is VCA-11's investment adviser. Prudential has entered into a service agreement with its wholly-owned subsidiary, The Prudential Investment Corporation ("PIC"), 751 Broad Street, Newark, NJ 07102, pursuant to which PIC provides substantially all investment management services for VCA-11, subject to Prudential's supervision. Prudential continues to have responsibility for all investment advisory services under its investment management agreement with the Account. Pursuant to the service agreement between Prudential and PIC, Prudential reimburses PIC for its costs and expenses.

     Prudential Retirement Services, Inc. ("PRSI"), 30 Scranton Office Park, Moosic, PA 18507, a wholly-owned indirect subsidiary of Prudential, is the principal underwriter of the Account.

     Prudential is also responsible for the administrative and recordkeeping functions of VCA-11 and pays the expenses associated with them. Prudential has entered into a service agreement with its indirect wholly-owned subsidiary, The Prudential Asset Management Company, Inc. ("PAMCO"), 30 Scranton Office Park, Moosic, PA 18507, which provides that PAMCO may furnish certain administrative and recordkeeping services in connection with Prudential's obligations to investment companies such as VCA-11 and provides that Prudential will reimburse PAMCO for its costs and expenses. Prudential is reimbursed for these administrative and recordkeeping expenses by the annual account charge and the daily charge against the assets of the Account for administrative expenses.

     UPON REQUEST, VCA-11 WILL FURNISH, WITHOUT CHARGE, A COPY OF VCA-11'S MOST RECENT ANNUAL REPORT AND THE MOST RECENT SEMIANNUAL REPORT SUCCEEDING THE ANNUAL REPORT, IF ANY, TO ANY PERSON WITH VCA-11 VOTING RIGHTS. IF YOU WISH TO OBTAIN COPIES OF THESE REPORTS, MAIL A REQUEST TO PRUDENTIAL, C/O PRUDENTIAL RETIREMENT SERVICES, 30 SCRANTON OFFICE PARK, MOOSIC, PENNSYLVANIA 18507, OR CALL 1-800-458-6333.

                                MEETING PROPOSALS

     Generally, a proposal intended to be presented at a meeting of persons with VCA-11 voting rights must be received by the Account a reasonable time before the solicitation of proxies is made, usually no less than 120 days before the mailing. Since the Account no longer holds annual meetings, all proposals received from persons with VCA-11 voting rights shall be retained by the Account, to be eligible for distribution with the proxy materials for the next called meeting of such persons.

1. ELECTION OF MENDEL A. MELZER, JONATHAN M. GREENE, AND SAUL K. FENSTER TO THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-11 COMMITTEE

     VCA-11 is managed by The Prudential Variable Contract Account-11 Committee (the "VCA-11 Committee" or the "Committee"). The Members of the Committee are elected by the persons having voting rights in respect of the VCA-11 Account. Once approved by those persons having VCA-11 voting rights, each Member of the Committee serves for an indefinite term. The Committee met three times in 1995.

     The Committee has nominated Mendel A. Melzer, Jonathan M. Greene, and Saul
K. Fenster to serve as Members of the Committee. Mark Fetting, currently Chairman and a Member of the Committee, and James Scott, currently a Member of the Committee, will resign if the nominees are elected. Mary C. Gencher has resigned as a Member of the Committee effective September 30, 1996. If elected as Members, it is expected that the Committee will elect Mr. Melzer as Chairman and appoint Mr. Greene as President. The table below sets forth information about the Members of the Committee who will continue to serve, the nominees to the Committee, and the officers of VCA-11, who like Committee Members serve for an indefinite term.


                                                            PRINCIPAL OCCUPATION FOR LAST 5
  NAME                  AGE        POSITION                            YEARS
  ----                  ---        --------                --------------------------------------
Mendel A.                          Nominee for             Since 1995, Chief Financial Officer of
Melzer*/                           Member of the           Prudential's Money Management Group;
                                   Committee               1993 to 1995, Senior Vice President and
                                                           Chief Financial Officer of Prudential
                                                           Preferred Financial Services; prior to
                                                           1993, Managing Director, PIC.

Jonathan M.                        Nominee for             Since 3/96, President of Investment
Greene*/                           Member of the           Management of Prudential's Money
                                   Committee               Management Group; prior to 3/96, Vice
                                                           President and Portfolio Manager, T. Rowe
                                                           Price Associates, Inc. (investments).

Saul K.                            Nominee for             President, New Jersey Institute of
Fenster                            Member of the           Technology (education).
                                   Committee

W. Scott                           Member of the           Since 4/95, Principal, Scott McDonald &
McDonald, Jr.                      Committee               Associates; prior to 4/95, Executive Vice
                                   since 9/85              President, Fairleigh Dickinson University.




                                                            PRINCIPAL OCCUPATION FOR LAST 5
  NAME                  AGE        POSITION                            YEARS
  ----                  ---        --------                --------------------------------------
Joseph                             Member of the           Vice President, Interclass (international
Weber                              Committee               corporate learning).
                                   since 9/85

Thomas A.                          Secretary to            Since 4/94, Vice President and General
Early                              the                     Counsel, Prudential Retirement Services;
                                   Committee               prior to 1994, Associate General Counsel,
                                   since 2/95              Frank Russell Company.

Rosanne J.                         Assistant               Assistant General Counsel of Prudential.
Baruh                              Secretary to
                                   the
                                   Committee
                                   since 6/88

C. Christopher                     Assistant               Since 12/94, Assistant General Counsel,
Sprague                            Secretary to            Prudential; prior to 12/94, Staff Attorney and
                                   the                     Senior Counsel, U.S. Securities and
                                   Committee               Exchange Commission.
                                   since 2/95

Michael G.                         Assistant               Since 11/93, Director and Assistant
Williamson                         Secretary to            Comptroller, Prudential Retirement
                                   the                     Services; prior to 11/93, Manager,
                                   Committee               Prudential Retirement Services.
                                   since 11/93


- - ---------------

* Messrs. Greene and Melzer, nominees to be Members of the Committee, are interested persons of Prudential and VCA-11, as that term is defined in the Investment Company Act of 1940, because they are officers of Prudential, the investment adviser of VCA-11. Certain actions of the Committee, including the annual continuance of the Agreement for Investment Management Services between VCA-11 and Prudential, must be approved by a majority of the Members of the Committee who are not interested persons of Prudential, its affiliates or VCA-11. Messrs. Fenster, McDonald and Weber are not interested persons of Prudential, its affiliates or VCA-11. However, Mr. Fenster is President of the New Jersey Institute of Technology. Prudential has issued a group annuity to the Institute and provides group life and group health insurance to its employees.

     None of the Members of or nominees to the Committee have any beneficial interest in the Account. Mr. Melzer also serves as a director on the Board of Cashway Furniture, Inc. of Minneapolis, Minnesota.

     The Committee has no nominating or compensation committees. The Committee does have an audit subcommittee, which is composed solely of the outside Members, and which meets with the independent public accountants, management, and internal auditors periodically to evaluate each party's execution of their respective responsibilities. During 1995, the audit subcommittee -- consisting of Ms. Gencher and Messrs. Fenster and Weber -- met once.

     Prudential, under an agreement with VCA-11, pays all compensation to the Members of the Committee. Members of the Committee who are affiliated with Prudential receive no additional compensation for services they perform for or on behalf of VCA-11. In addition, the officers of VCA-11 are all officers or employees of Prudential and receive no additional compensation for services they perform for or on behalf of VCA-11. Compensation for the current outside Members of the Committee appears on the table below.



                                                                                               Total 1995
                                                                                              Compensation
                                                Pension or                                    related to
                                                Retirement                                     VCA-11 and
                          Aggregate              Benefits                                        Other
                          1995                  Accrued as              Estimated             Prudential-
                          Compensation           Part of               Total Annual             Related
                          Related to              VCA-11              Benefits Upon            Investment
   Name                    VCA-11(1)             Expenses              Retirement              Companies
- - ----------               -------------         ----------             --------------          -----------
Mary C.
Gencher                     $2,800                  None                  None                 $ 5,600(2)


W. Scott
McDonald,
Jr.                         $2,800                  None                  None                 $22,000(3)

Joseph
Weber                       $2,800                  None                  None                 $24,800(4)




     The nominees to the VCA-11 Committee will be elected if approved by more than 50% of the votes of persons having VCA-11

- - --------

(1)  Fees are paid by Prudential, not VCA-11.

(2) During 1995, Ms. Gencher served on the Board or Committee of two Prudential-related investment companies. All of her 1995 compensation was paid by Prudential.


(3) During 1995, Mr. McDonald served on the Board or Committee of four Prudential-related investment companies. Of his 1995 compensation, $5,600 was paid by Prudential, and $16,400 was paid by Prudential-related investment companies.


(4) During 1995, Mr. Weber served on the Board or Committee of five Prudential-related investment companies. Of his 1995 compensation, $8,400 was paid by Prudential, and $16,400 was paid by Prudential-related investment companies.

voting rights who are present or represented by proxy at the November 22, 1996 meeting.

2.   APPROVAL OF CHANGES TO THE ACCOUNT'S FUNDAMENTAL INVESTMENT RESTRICTIONS

     On August 14, 1996, at the request of the Account's investment adviser, the Committee, including all Committee Members who are not interested persons of Prudential, its affiliates, or the Account, considered and determined to propose revisions to the Account's fundamental investment restrictions. The investment adviser recommended adoption of the proposed revisions for several reasons. First, the proposed changes would make the wording of the investment restrictions generally consistent with proposed changes to the investment restrictions for VCA-10, one of the other investment companies available under the Medley Program. There would be some differences to account for the fact that VCA-11 is a money market fund. These proposed changes would make the restrictions of VCA-10 and VCA-11 generally consistent with other funds managed by the investment adviser. This standardization is designed to increase efficiency and facilitate compliance efforts, thereby reducing the upward pressure on administrative costs. Second, the proposed changes would change certain restrictions from fundamental to non-fundamental, where permitted by the Investment Company Act of 1940 (the "1940 Act"). This provides the flexibility for the Committee to change the restriction without holding a meeting of persons having voting rights with respect to the Account. Without these changes the Committee may be faced with the choice of increasing the upward pressure on costs by holding a meeting or forgoing the desired change in the investment restriction.

     As a money market fund, VCA-11 is subject to the requirements of a rule of the Securities and Exchange Commission ("SEC") that strictly limits the types of securities in which VCA-11 may invest. In general, VCA-11 is permitted only to invest in certain U.S. dollar-denominated securities that VCA-11 determines to present minimal credit risk, and VCA-11 is required to maintain its dollar-weighted average portfolio maturity at 90 days or less. More information about these requirements is included in the prospectus dated May 1, 1996 at page 15 and the Appendix thereto.

     Because this SEC rule already significantly limits the types of securities in which VCA-11 may invest, the Committee and the investment adviser do not expect that the revisions to the restrictions will have any impact on the Account's current investment practices. [TRUE?] As noted above, the revisions are being made for the sake of consistency and future flexibility. Based on these considerations, the Committee believes that approval of the proposed changes are in the best interests of Contractholders and participants.

     The various proposed changes are set forth below.

     (i) CONCENTRATION IN PARTICULAR INDUSTRIES. The Committee recommends that the two following fundamental investment restrictions be stricken:

          "Seventy-five percent of the assets held in [the] Account are subject to the limitation that no purchase of a security, other than a security of the U.S. Government or its agencies and instrumentalities, will be made for [the] Account if as a result of such purchase more than 5% of the total value of the Account's assets will be invested in the securities of one issuer."

          "[VCA-11 will not:] Purchase any securities (other than obligations of the U.S. Government, its agencies and instrumentalities) if as a result 25% or more of the value of the Account's total assets (determined at the time of investment) would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to money market instruments of domestic banks, U.S. branches of foreign banks that are subject to the same regulations as U.S. banks, and foreign branches of domestic banks (provided that the domestic bank is unconditionally liable in the event of the failure of the foreign branch to make payment on its instruments for any reason)."

In their place, the Committee recommends the substitution of the following fundamental investment restriction:

          "VCA-11 will not purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result:
          (i) with respect to 75% of VCA-11's total assets, more than 5% of VCA-11's total assets (determined at the time of investment) would then be invested in securities of a single issuer, or (ii) 25% or more of VCA-11's total assets (determined at the time of the investment) would be invested in a single industry. Notwithstanding this restriction, there is no limitation with respect to money market instruments of domestic banks, U.S. branches of foreign banks that are subject to the same regulations as U.S. banks, and foreign branches of domestic banks (provided that the domestic bank is unconditionally liable in the event of the failure of the foreign branch to make payment on its instruments for any reason)."

     This proposed change merely restates the existing restrictions in simplified form. The current restriction states that all investments in bank money market instruments will not be grouped together and considered an investment in the banking industry subject to the 25% limitation. This provision is included in the proposed restriction as well. The Committee does not anticipate that this proposed change will have any impact on the Account's investment practices.

     (ii) INVESTMENTS IN REAL ESTATE-RELATED SECURITIES AND FINANCIAL FUTURES. The Committee recommends that the following fundamental investment restriction be stricken:

         "[VCA-11 will not:] Buy or sell real estate, mortgages,
         commodities or commodity contracts . . . ."

In its place, the Committee recommends the substitution of the two following fundamental investment restrictions:

         "No purchase of or investment in real estate will be made for the account of VCA-11."

         "No commodities or commodity contracts will be purchased or sold for the account of VCA-11."

     This proposed change merely restates the existing restrictions. The Committee does not anticipate that these proposed changes will have any impact on the Account's investment practices.

     (iii) LOANS. The Committee recommends that the following fundamental investment restriction be stricken:

         "[VCA-11 will not:] Make cash loans except that . . . VCA-11 may purchase debt obligations in accordance with its investment objective and policies and may engage in repurchase agreements."

In its place, the Committee recommends the substitution of the following fundamental investment restriction:

         "VCA-11 will not lend money, except that it may purchase debt obligations in accordance with its investment objective and policies and may engage in repurchase agreements."

     This proposed change merely restates the existing restrictions. The Committee does not anticipate that these proposed changes will have any impact on the Account's investment practices.

     (iv) BORROWING AND MARGINS. The Committee recommends that the two following fundamental investment restrictions be stricken:

         "[VCA-11 will not:] Purchase securities on margin, issue senior securities or otherwise borrow money, except that [the] Account, in accordance with its investment objective and policies, may purchase and sell securities on a when-issued and delayed delivery basis. [The] Account may obtain such short-term credit as it needs for the clearance of securities transactions, and may also borrow from a bank as a temporary measure, in amounts not exceeding 5% of the value of its portfolio, to accommodate abnormally heavy redemption requests, if they should occur, but not for leveraging or investment purposes. Investment securities will not be purchased while borrowings are outstanding. Interest paid on borrowings will not be available for investment by the Accounts."

         "[VCA-11 will not:] Mortgage, pledge or hypothecate any assets except that either Account may pledge assets in an amount up to 10% of the value of its portfolio, but only to secure borrowings for extraordinary or emergency purposes as described in paragraph 5 above."

In their place, the Committee recommends the substitution of the two following fundamental investment restrictions:

         "VCA-11 will not issue senior securities, borrow money or pledge its assets, except that VCA-11 may borrow from banks up to 33-1/3 percent of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes or for the clearance of transactions. VCA-11 may pledge up to 33-1/3 percent of the value of its total assets to secure such borrowing. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed delivery basis is not deemed to be a pledge of assets or the issuance of a senior security."

         "VCA-11 will not purchase securities on margin (but VCA-11 may obtain such short-term credits as may be necessary for the clearance of transactions)."

     The current restrictions are stricter than required by the 1940 Act, which would permit the Account to borrow from a bank, provided that immediately after the borrowing there is an asset coverage of at least 300% for all borrowings of the investment company. The proposed change authorizes the Account to borrow to the limit imposed by the 1940 Act. Because VCA-11 is a money market fund, the investment adviser does not expect to utilize this additional borrowing power.

     (v) INVESTMENTS IN OTHER INVESTMENT COMPANIES. The Committee recommends that the following fundamental investment restriction be stricken:

         "[VCA-11 will not:] Buy or sell the securities of other investment companies."

In its place, the Committee has adopted the following non-fundamental investment restriction:

         "Except as part of a merger, consolidation, acquisition or reorganization, VCA-11 will not invest in the securities of other investment companies in excess of the limits stipulated by the Investment Company Act of 1940 as amended, and the rules and regulations thereunder."

     The proposed deletion, along with the Committee's adoption of the indicated non-fundamental restriction, increases the Account's ability to invest in other investment companies to correspond with the limits imposed by the 1940 Act. Although the investment adviser does not intend at this time to invest in other investment companies, this change will provide it the flexibility it would need to do so in the future if circumstances warrant and regulations permit.

     By making the new restriction non-fundamental, the Committee increases the Account's flexibility to change the restriction if circumstances warrant. Such changes may be desirable, for example, to take advantage of new financial instruments or to respond to regulatory changes. The Committee does not, however, currently plan to change this investment restriction.

     (vi) SHORT SALES. The Committee recommends that the following fundamental investment restriction be stricken:

         "[VCA-11 will not:] Make short sales of securities or maintain a short position."

In its place, the Committee has adopted the following non-fundamental investment restriction:

         "VCA-11 will not make short sales of securities or maintain a short position."

     This proposed change does not change the substance of the restriction. Rather, it only makes the restriction non-fundamental. By doing so, the Committee increases the Account's flexibility to change the restriction if circumstances warrant.

At some future date, for example, the SEC may find it appropriate to authorize short sales in some situations for money market funds. The Committee does not, however, currently plan to change this investment restriction.

     (vii) UNDERWRITING OF SECURITIES. The Committee recommends that the following fundamental investment restriction be stricken:

         "[VCA-11 will not:] Underwrite the securities of other
         issuers . . . ."

In its place, the Committee recommends the substitution of the following fundamental investment restriction:

         "VCA-11 will not underwrite the securities of other issuers, except where VCA-11 may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of portfolio securities and with loans that VCA-11 is permitted to make."

     This proposed change restates the existing restriction to make the language more consistent with that used in similar restrictions of other accounts and funds managed by Prudential. The proposed change also clarifies that the Account may dispose of any security in which the Account is otherwise permitted to invest or make any loan the Account is otherwise permitted to make without regard to any limitation regarding whether the Account may technically be deemed an "underwriter" in such context. The Committee does not anticipate that this proposed change will have any impact on the Account's investment practices.

     (viii) LOANS OF PORTFOLIO SECURITIES. The Committee recommends that the following fundamental investment restriction be stricken:

         "[VCA-11 will not:] Lend portfolio securities unless the loans are fully collateralized and subject to such other safeguards as the Account's Committee determines are advisable and appropriate."

     The restriction proposed to be deleted merely summarizes SEC standards with regard to portfolio lending with which the Account already must comply. If the SEC were to revise these standards at some later date, the Account would have the flexibility to take advantage of that change if it were advantageous to do so. The Committee does not anticipate that this proposed change will have any current impact on the Account's investment practices.

     (ix) CONTROL OR MANAGEMENT OF OTHER COMPANIES. The Committee recommends that the following fundamental restriction be stricken:

         "[VCA-11 will not:] Acquire securities for the purpose of exercising control or management of any company."

In its place, the Committee recommends the substitution of the following fundamental investment restriction:

         "No securities of any company will be acquired for VCA-11 for the purpose of exercising control or management thereof."

     This proposed change merely restates the current restriction in order to make the language more consistent with that used in similar restrictions of other accounts and funds managed by Prudential. The Committee does not anticipate that this proposed change will have any impact on the Account's investment practices.

     (x) INVESTMENT IN EQUITY SECURITIES. The Committee recommends that the following fundamental restriction be stricken:

         "VCA-11 will not: Purchase common stock, preferred stock, warrants or other equity securities, or oil and gas interests."

     Under current SEC rules, a money market fund such as VCA-11 may not invest in these securities. In addition, the Account's fundamental objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity. Accordingly, the restriction is proposed to be deleted as duplicative.

     This proposal will be adopted effective with the next registration statement amendment filed with respect to the Account if approved by a majority vote of persons having VCA-11 voting rights. As defined in the 1940 Act, a majority vote of persons having VCA-11 voting rights means the lesser of (a) 67% or more of the votes of such persons present or represented by proxy at a meeting if more than 50% of all votes entitled to be cast are held by persons present in person or represented by proxy at such meeting, or (b) more than 50% of all votes entitled to be cast.

     THE COMMITTEE RECOMMENDS THAT YOU VOTE "FOR" THIS PROPOSAL NO. 2.

3.   RATIFICATION OR REJECTION OF SELECTION OF INDEPENDENT PUBLIC
     ACCOUNTANT

     For 1995 and prior years Deloitte & Touche LLP served as independent public accountant for Prudential and for VCA-11. For 1996, Prudential determined to retain Price Waterhouse LLP ("PW") as the independent public accountant for Prudential. The Committee found it to be in the best interests of Contractholders and participants to select PW as the independent public accountant for 1996 for VCA-11 as well, and did so in August 1996.

     The Committee's selection of PW instead of Deloitte & Touche did not result due to any dispute between Prudential and Deloitte & Touche or between the Committee and Deloitte & Touche. Deloitte & Touche's reports for the last two years did not contain any adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principles. No disagreement of a type that an auditor would refer to in its report occurred between Deloitte & Touche and the VCA-11 Committee or Prudential.

     As noted earlier, the VCA-11 Committee has an audit subcommittee, which consists solely of the Members of the Committee who are not interested persons of Prudential or VCA-11. Members of the subcommittee periodically will meet at their discretion with representatives of PW to discuss the affairs of VCA-11. At the audit subcommitee's discretion, no interested person of Prudential or VCA-11 will be present at such meetings.

     It is anticipated that one or more representatives of PW will attend the November 22, 1996 meeting that is the subject of this proxy statement, that they will have an opportunity to make a statement if they desire to do so, and that they will also be available to respond to appropriate questions. It is not anticipated that representatives of Deloitte & Touche will attend the meeting.

     This proposal will be adopted if approved by more than 50% of the votes of persons having VCA-11 voting rights who are present or represented by proxy at the November 22, 1996 meeting.

     THE COMMITTEE RECOMMENDS THAT YOU VOTE "FOR" THIS PROPOSAL NO. 3.

4. PROPOSED AMENDMENTS TO THE RULES AND REGULATIONS OF VCA-11 ELIMINATING THE NEED FOR CERTAIN MEETINGS OF PERSONS HAVING VOTING RIGHTS

     The Rules and Regulations of VCA-11 presently require that the Committee call a meeting of persons having voting rights with respect to the Account if the Committee changes the Account's independent public accountant. In addition, the Rules and Regulations of VCA-11 are silent on the issue of whether the Committee itself may amend the Rules and Regulations or whether a vote of persons having voting rights with respect to the Account is required.

     On August 14, 1996, the Members of the Committee, including all Members who are not interested persons of Prudential, its affiliates or VCA-11, considered and determined to propose that the Rules and Regulations of VCA-11 be amended:
(1) to eliminate the requirement of a meeting of persons with voting rights when the Committee selects a different independent public accountant; and (2) to provide that the Committee may amend the Rules and Regulations in any respect without a vote of persons having voting rights. It was determined that applicable law does not require meetings of persons having voting rights in these circumstances, and that reducing the need for such meetings will result in economic savings which will ease the upward pressure on administrative costs. For these reasons, the Committee has determined that these amendments are in the best interests of Contractholders and participants. The Committee thus recommends approval of these amendments. Each amendment is discussed in more detail below.

     Ratification of Independent Public Accountant. At the September 1988 meeting of persons having VCA-11 voting rights, amendments to the Rules and Regulations were adopted eliminating the need for annual meetings. The proposal adopted at that meeting eliminated the requirement that the Committee annually seek ratification or rejection of the same independent public accounting firm. Instead, the revised Rules and Regulations included a requirement that the Committee call a meeting of persons having voting rights with respect to the Account for the purpose of submitting the selection of an independent public accountant for ratification or rejection only if the Committee selects an accountant other than the accountant whose selection was most recently ratified by persons having voting rights. This requirement was included because it was understood at that time to be required to ensure compliance with the 1940 Act. Since that time, however, it has become clear that the 1940 Act does not require that a meeting be called if the Committee selects a different accountant. Rather, the 1940 Act currently requires only that the Committee submit for ratification or rejection the selection of the accountant if an annual meeting is being held for other reasons. The Committee determined that it was appropriate to amend the Rules and Regulations to be consistent with the current interpretation of the 1940 Act.

     Authority to Amend the Rules and Regulations. The Rules and Regulations are silent on who has the authority to amend them. In the past, however, the Committee has generally submitted proposed amendments to persons having voting rights with respect to VCA-11. That approach did not generally result in any additional costs when, as was the case prior to 1989, meetings with persons with voting rights were held annually. New Jersey law, however, does not require a vote of persons having voting rights to amend the Rules and Regulations of the Account. In addition, the Rules and Regulations are analogous to a corporation's by-laws, which generally can be amended by the board of directors without shareholder vote. Accordingly, the Committee determined it was appropriate to clarify that it has the authority to amend the Rules and Regulations in any respect without a vote of persons having voting rights with respect to the Account.

     Wording of the Proposed Amendments. Set forth below are the proposed amendments to the Rules and Regulations of VCA-11:

     1. Amend Article II, Section 2 to delete the following provision:

         "(b) The Committee shall call a meeting of the persons having voting rights in respect of VCA-11 for the purpose of submitting the selection of an independent accountant for ratification or rejection if the Committee selects an accountant other than the accountant whose selection was most recently ratified by persons having voting rights in respect of VCA-11.

     2. Amend Article III, Section 2(d) to read as follows:

     "The Committee shall have the following powers:

     "(d) to select an independent public accountant for VCA-11;

     3. Amend Article III, Section 2 to add the following new subsection and to redesignate subsections (e) and (f) as (f) and (g), respectively:

     "The Committee shall have the following powers:

     "(e) to amend these Rules and Regulations without the approval of persons having voting rights in respect of VCA-11;

     This proposal will be adopted if approved by more than 50% of the votes of persons having VCA-11 voting rights who are present or represented by proxy at the November 22, 1996 meeting.

     THE COMMITTEE RECOMMENDS THAT YOU VOTE "FOR" THIS PROPOSAL NO. 4.

5. OTHER BUSINESS

     The Committee currently does not know of any other business that will be considered at the meeting aside from that described in this Proxy Statement. Should any matters other than those referred to above properly come before the meeting, the holders of the Proxies will act with respect thereto in accordance with their best judgment.

                                           By order of the Committee


September 23, 1996                         THOMAS A. EARLY
                                           Secretary to the Committee

                   THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-2
              THIS PROXY SOLICITED ON BEHALF OF THE VCA-2 COMMITTEE
                     Meeting of Persons Having Voting Rights
                                NOVEMBER 22, 1996






John Doe                         IMPORTANT
123 Main Street                  Please read carefully, specify your choices,
New York, N.Y. 10001-1234        sign, date and mail this proxy as soon as
                                 possible.


To all persons having voting rights in Prudential Variable Contract Account-2 ("VCA-2"):

          Members of the VCA-2 Committee solicit your voting instructions and recommend votes FOR items 1 through 5. The VCA-2 Committee will vote the appropriate number of shares pursuant to the instructions given.

          IF NO CHOICE IS MADE AS TO ANY ITEM, THE VCA-2 COMMITTEE WILL VOTE "FOR". WITH RESPECT TO ANY OTHER BUSINESS THAT MAY PROPERLY COME BEFORE THE MEETING, THE MEMBERS OF THE VCA-2 COMMITTEE WILL VOTE IN ACCORDANCE WITH THEIR BEST JUDGMENT.

     The VCA-2 Committee -- for the purpose of voting on the items in the agenda set forth in the Notice of Meeting To Persons Having Voting Rights in Respect of the Prudential Variable Contract Account-2, at such special meeting to be held on November 22, 1996, at 9:30 A.M. (New York time) at the offices of The Prudential Insurance Company of America, 751 Broad Street, 4th Floor, Executive Conference Room, Newark, New Jersey 07102 -- is hereby instructed to vote the VCA-2 shares for the following purposes:

_______________________________________________________________________________

                                                   FOR     AGAINST    ABSTAIN

(1)  To elect certain Members of The
     Prudential Variable Contract Account-2
     Committee (the "Committee"), each of
     whom shall serve for an indefinite
     term.

                  Mendel A. Melzer                 _____    _____       _____

                  Jonathan M. Greene               _____    _____       _____

                  Saul K. Fenster                  _____    _____       _____

(2)  To approve or disapprove certain changes      _____    _____     _____
     to VCA-2's fundamental investment
     objective and policies.

(3)  To ratify or reject the selection of          _____    _____     _____
     Price Waterhouse LLP as the independent
     public accountant for VCA-11

(4)  To approve or disapprove proposed             _____    _____     _____
     amendments to the Rules and Regulations
     of VCA-2 eliminating the need for
     certain meetings of persons having
     voting rights.


IF NO CONTRARY SPECIFICATIONS ARE MADE, THIS PROXY WILL BE VOTED "FOR" ITEMS 1 THROUGH 4. IF YOU ATTEND THE MEETING, YOU MAY REVOKE THE PROXY AND VOTE IN PERSON.
____________________________________________________________________________

                                 PLEASE MARK ALL
                               CHOICES LIKE THIS X
                                                ---
__________________________
      ACCOUNT NUMBER


SIGNATURE ______________________________________  DATE _______________ 1996

SIGNATURE ______________________________________  DATE _______________ 1996

(Please sign exactly as your name appears above)